SUPPLEMENT TO THE VARIABLE UNIVERSAL LIFE PROSPECTUS DATED MAY 1, 2024

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT VL-R

Platinum Investor III

Effective July 15, 2024, Franklin Advisers, Inc. will replace Putnam Investment Management, LLC as the investment adviser for the Putnam VT Diversified Income Fund. In addition, Franklin Advisers, Inc. will retain Putnam Investment Management, LLC as a sub-adviser for the Fund.

Dated: July 15, 2024

Please keep this Supplement for future reference.